TAX EXPENSE (Details) - Schedule of Tax Charges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax expense	£ (1,235)	£ (1,142)	£ (939)
	(52)	(235)	(589)
Tax expense	(1,287)	(1,377)	(1,528)
UK Corporation Tax [member]
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,279)	(1,108)	(1,029)
Adjustments in respect of prior years	98	(10)	119
Current tax expense	(1,181)	(1,118)	(910)
Foreign Tax [member]
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(58)	(24)	(40)
Adjustments in respect of prior years	4		11
Current tax expense	(54)	(24)	(29)
DeferredTax [member]
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current year	(110)	(234)	(511)
Adjustments in respect of prior years	£ 58	£ (1)	£ (78)

[1]	Restated, see note 1.